Issued capital - Summary of Issued Capital (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value	$ 0.10	$ 0.10